FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair value | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 14,487	$ 11,067
Financial liabilities	84,649	79,312
Fair value | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial assets		132
Financial liabilities	70,069	302,105
Fair value | Restricted share unit liability | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	1,502	2,730
Fair value | Deferred share unit liability | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	997
Fair value | Offtake obligation | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	70,069	78,085
Fair value | Stream obligation | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		224,020
Fair value | Debt portion of convertible note | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	82,150	76,582
Fair value | Trade receivables | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	14,487	11,067
Fair value | Other assets | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial assets		132
Carrying value | Designated at FVTPL
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	72,568	304,835
Carrying value | Designated at FVTPL | Restricted share unit liability
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	1,502	2,730
Carrying value | Designated at FVTPL | Deferred share unit liability
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	997
Carrying value | Designated at FVTPL | Offtake obligation
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	70,069	78,085
Carrying value | Designated at FVTPL | Stream obligation
Fair Value Measurement Of Assets And Liabilities
Financial liabilities		224,020
Carrying value | Other financial liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	597,344	495,908
Carrying value | Other financial liabilities | Accounts payable and accrued liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	43,048	53,436
Carrying value | Other financial liabilities | Senior secured term credit facility
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	472,146	365,890
Carrying value | Other financial liabilities | Debt portion of convertible note
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	82,150	76,582
Carrying value | FVTPL
Fair Value Measurement Of Assets And Liabilities
Financial assets	14,487	132
Carrying value | FVTPL | Trade receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets	14,487
Carrying value | FVTPL | Other assets
Fair Value Measurement Of Assets And Liabilities
Financial assets		132
Carrying value | Amortized cost, Financial assets
Fair Value Measurement Of Assets And Liabilities
Financial assets	47,436
Carrying value | Amortized cost, Financial assets | Cash and cash equivalents
Fair Value Measurement Of Assets And Liabilities
Financial assets	45,407
Carrying value | Amortized cost, Financial assets | Restricted cash
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 2,029
Carrying value | Loans and receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets		72,388
Carrying value | Loans and receivables | Cash and cash equivalents
Fair Value Measurement Of Assets And Liabilities
Financial assets		56,285
Carrying value | Loans and receivables | Trade receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets		11,067
Carrying value | Loans and receivables | Restricted cash
Fair Value Measurement Of Assets And Liabilities
Financial assets		$ 5,036